Note 9 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount	$ 519,410	$ 262,198
Accumulated amortization	153,186	113,400
Net	366,224	148,798
Customer Relationships [Member]
Gross carrying amount	360,228	135,844
Accumulated amortization	71,474	52,600
Net	288,754	83,244
Franchise Rights [Member]
Gross carrying amount	49,806	48,558
Accumulated amortization	26,707	22,500
Net	23,099	26,058
Trademarks and Trade Names [Member]
Gross carrying amount	30,303	27,506
Accumulated amortization	18,543	16,360
Net	11,760	11,146
Other Intangible Assets [Member]
Gross carrying amount	79,073	50,290
Accumulated amortization	36,462	21,940
Net	$ 42,611	$ 28,350